Cover page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Registrant Name	OBSEVA SA
Entity Central Index Key	0001685316
Current Fiscal Year End Date	--12-31
Amendment Description	ObsEva SA (the “Company”) is amending its Report on Form 6-K furnished to the U.S. Securities and Exchange Commission (the “Commission”) on August 17, 2022 (the “Form 6-K”) solely to include the Interactive Data File with respect to the unaudited condensed consolidated financial statements included in the Form 6-K. Except as expressly set forth above, this amendment to the Form 6-K does not amend, update or restate the information furnished on the Form 6-K or reflect any events that have occurred since the Form 6-K was originally filed.